PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.9%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Sr. Cmnty., Rfdg	6.125%	07/01/41	475	$488,899
Sharp Healthcare, Series A, Rfdg.	5.000	08/01/43	2,000	2,205,220
Alameda Corridor Trans. Auth. Rev.,
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,347,241
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,700	1,837,700
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,100,600

Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,083,260
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	830	1,065,554
Rfdg.	5.000	04/01/28	665	875,393
Series F-1	5.000	04/01/56	1,000	1,171,010
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,179,980
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., (Converted to Fixed on 12/01/10)	5.250	06/01/21	925	926,369
Conv. Bonds, Asset Bkd., (Converted to Fixed on 12/01/10)	5.450	06/01/28	500	500,050
Conv. Bonds, Asset Bkd., Series B, Rfdg. (Converted to Fixed on 12/01/08)	5.100	06/01/28	850	850,017

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,339,140
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	725	864,584
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,162,840
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	250	296,327
City of Hope Oblig. Grp.	4.000	11/15/45	1,055	1,173,424
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	1,075	1,391,652
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,351,936
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	250	287,960
Providence St. Joseph, Hlth. Proj., Series C, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	265	315,649
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,138,080
Sutter Hlth., Series A, Rfdg.	5.000	08/15/43	1,500	1,697,910
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,105	1,156,880
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	845	866,657
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/23	495	532,303
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	901,284
Series A, 144A	5.500	06/01/48	250	256,990
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,712,375

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000%	05/15/27	750	$884,558
Var. Chevron USA, Rec. Zone, Series A, FRDD	0.040(cc)	11/01/35	3,850	3,850,000
Var. Exxonmobil Proj., Rfdg., FRDD	0.060(cc)	12/01/29	2,575	2,575,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,257,712
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22	250	139,787
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39	500	274,960
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,038,930
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	320,655
Granada Hills Charter Oblig. Grp., 144A	5.000	07/01/54	1,000	1,025,290
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	632,381
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,038,450
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,130	1,185,472
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,059,820
California St.,
GO	5.000	03/01/45	2,000	2,312,500
GO	5.250	11/01/40	750	763,882
GO, Rfdg.	3.250	04/01/45	1,000	1,084,460
GO, Rfdg.	5.000	08/01/45	1,500	1,750,410
GO, Rfdg.	5.000	08/01/46	1,500	1,788,900
Unrefunded Balance, GO	5.500	04/01/30	5	5,019
Var. Purp., GO	3.000	03/01/28	2,000	2,296,180
Var. Purp., GO	4.000	04/01/49	2,000	2,292,860
Var. Purp., GO	5.250	04/01/35	1,250	1,353,000
Var. Purp., GO	6.000	03/01/33	925	928,830
Var. Purp., GO, Rfdg.	5.000	09/01/41	5,000	5,255,100
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,318,888
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,367,500

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,062,010
California St. Univ. Rev., Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,335,062
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	252,680
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	754,452
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,198,300
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	1,250	1,295,487
John Muir Hlth., Series A, Rfdg.	4.000	08/15/46	1,000	1,100,570
John Muir Hlth., Series A, Rfdg.	4.000	08/15/51	2,155	2,364,143
John Muir Hlth., Series A, Rfdg.	5.000	12/01/53	950	1,140,256
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,020,730
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,623,832

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Methodist Hosp. of Southern CA Proj.	5.000%	01/01/33	240	$279,341
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,198,215

California Statewide Cmntys. Dev. Auth. Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	3.665(s)	09/01/22	745	686,398
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt., Rfdg.	5.875	01/01/34	1,000	1,003,300
Chula Vista Muni. Fing. Auth., Spl. Tax, Rfdg.	5.000	09/01/21	500	527,765
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000	05/15/36	1,250	1,293,637
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	542,400
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/24	835	949,646
Series A-1, Rfdg.	5.000	06/01/25	320	372,099
Series A-1, Rfdg.	5.000	06/01/26	605	715,449
Series A-1, Rfdg.	5.000	06/01/27	740	886,964
Series A-1, Rfdg.	5.000	06/01/28	1,510	1,794,408
Series A-1, Rfdg.	5.000	06/01/29	1,830	2,158,558
Series A-1, Rfdg.	5.000	06/01/33	1,405	1,628,325

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	555,380
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	881,340
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,329,613
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	0.744(s)	08/01/23	2,000	1,953,420
Lincoln Pub. Fing. Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B, Rfdg.	6.000	09/02/27	972	1,004,620
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,655	3,481,449
Series A	5.500	11/15/30	1,375	1,799,449
Series A	5.500	11/15/32	440	591,734

Long Beach Harbor Rev., NTS, Series C	4.000	07/15/21	500	516,740
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,737,550
Series A, AMT	5.250	05/15/48	1,000	1,177,400
Series A, AMT, Rfdg.	5.000	05/15/43	1,000	1,179,360
Series B, Rfdg., AMT	5.000	05/15/31	905	1,113,268
Sub., Series C, Rfdg.	5.000	05/15/24	390	446,394

Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,354,525

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Dept. of Wtr. Rev.,
Green Bond, Sub., Wtr. Sys., Series A	4.000%	06/01/42	1,500	$1,698,000
Wtr. Sys., Series B	5.000	07/01/34	2,500	2,828,525

Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750	07/01/21	1,085	1,099,984
Middle Fork Proj. Fin. Auth., Rfdg.	5.000	04/01/36	1,000	1,108,240
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,489,080
Northern Calif. Energy Auth., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	2,000	2,183,580
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	880,042
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,372,181
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,686,705

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,136,800
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000	11/01/41	1,200	1,229,160
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,118,935
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.349(s)	08/01/26	1,375	1,265,509
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.000	05/01/29	1,000	1,024,440
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,024,760
Sr. Lien, Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,867,740

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,109,220
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	390,000
Sr. Lien, Series A	6.000	07/01/47	325	324,997
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	3.074(s)	07/01/24	538	474,909
Series A-1, CABS	3.277(s)	07/01/27	2,000	1,588,420

Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, Rfdg., AGM	5.000	09/01/32	450	531,643
Redding Elec. Sys. Rev., RIBS,
NATL, ETM(ee)	9.915(e)	07/01/22	745	828,522
NATL, ETM, Linked SAVRS(ee)	6.368	07/01/22	25	26,402

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,250	1,377,563

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%	11/01/45	1,000	$1,159,960
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750	06/01/44	500	539,355
Roseville Spl. Tax,
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	348,879
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	565,405

Sacramento Area Flood Control Agy. Spl. Assmt., Series A, Rfdg.	5.000	10/01/41	1,000	1,198,210
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000	07/01/39	1,000	1,136,400
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%	1.589(c)	12/01/35	1,000	990,438
Sacramento Cnty. Santn. Dist. Fing. Auth. Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,208,386
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	506,485
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	520,160

San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,584,900
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000	07/01/29	1,925	2,103,621
Sr. Series B, AMT	5.000	07/01/30	650	709,274
Sr. Series B, AMT	5.000	07/01/43	2,000	2,129,400
Sub., Series B, AMT, Rfdg.	5.000	07/01/28	1,000	1,224,970
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,136,700
Series A, Rfdg.	5.000	08/01/28	1,000	1,331,150
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg.	5.000	05/01/27	400	479,240
Second Series A, Rfdg., AMT	5.000	05/01/31	1,050	1,117,116
Second Series A, Rfdg., AMT	5.250	05/01/33	545	596,137
Second Series C, Unrefunded, AMT	5.000	05/01/25	1,555	1,607,901
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,032,810
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	715,624

San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,168,057
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	348,377
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	1.557(s)	08/01/29	1,250	1,084,200

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	1.159%(s)	08/01/28	1,055	$959,955
Southern Calif. Pub. Pwr. Auth. Rev., Proj. 1, Series A	5.000	11/01/33	685	879,595
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/25	700	802,144
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	839,622
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,169,780

TOTAL INVESTMENTS 98.9% (cost $178,486,340)				188,043,705
Other assets in excess of liabilities(z) 1.1%				2,150,643

Net Assets 100.0%				$190,194,348

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at May 31, 2020.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2020.

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
22	20 Year U.S. Treasury Bonds	Sep. 2020	$3,924,250	$(11,431)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).